UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22057

Cohen & Steers Global Income Builder, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCK 110.6%
AUSTRALIA 3.6%
AIRPORTS 1.3%
Sydney Airport	959,000	$3,515,980

FINANCIAL—BANKS 0.5%
Australia and New Zealand Banking Group Ltd.(a)	39,961	1,147,467

MATERIALS—METALS & MINING 0.4%
BHP Billiton Ltd.(a)	34,287	1,143,192

REAL ESTATE 1.4%
DIVERSIFIED 0.6%
Cromwell Property Group	821,469	747,190
Goodman Group	181,662	827,026
		1,574,216
RETAIL 0.8%
Charter Hall Retail REIT	205,183	719,721
Federation Centres Ltd.	680,090	1,446,560
		2,166,281
TOTAL REAL ESTATE		3,740,497
TOTAL AUSTRALIA		9,547,136

BELGIUM 0.9%
CONSUMER STAPLES
Anheuser-Busch InBev NV	24,000	2,389,026

BERMUDA 0.2%
REAL ESTATE—HOTEL
Orient-Express Hotels Ltd., Class A (USD)(b)	47,755	619,860

CANADA 2.6%
FINANCIAL 1.1%
BANKS 0.4%
Toronto-Dominion Bank (USD)	13,700	1,232,726

INSURANCE 0.7%
Power Corp.(a)	62,800	1,774,166
TOTAL FINANCIAL		3,006,892

MATERIALS—CHEMICALS 0.6%
Potash Corp. of Saskatchewan	54,800	1,713,614

TELECOMMUNICATION SERVICES 0.4%
Rogers Communications	25,400	1,092,147

	Number of Shares	Value
TRANSPORT—RAIL 0.5%
Canadian National Railway Co.	11,800	$1,195,637
TOTAL CANADA		7,008,290

FRANCE 3.9%
CONSUMER STAPLES 0.9%
Danone SA(a)	30,000	2,258,178

CONSUMER—CYCLICAL—DIVERSIFIED 0.4%
LVMH Moet Hennessy Louis Vuitton SA(a)	5,900	1,162,153

ENERGY—OIL & GAS 0.9%
Total SA(a)	40,381	2,343,330

FINANCIAL—BANKS 0.9%
BNP Paribas	33,800	2,286,317

MATERIALS—CONSTRUCTION MATERIALS 0.4%
Lafarge SA(a)	16,400	1,142,396

REAL ESTATE—RETAIL 0.4%
Klepierre	25,678	1,113,369
TOTAL FRANCE		10,305,743

GERMANY 4.6%
AUTOMOTIVE 0.9%
Bayerische Motoren Werke AG(a)	21,600	2,322,238

FINANCIAL 1.7%
BANKS 0.4%
Deutsche Bank AG	25,700	1,180,035

INSURANCE 1.3%
Allianz SE(a)	22,300	3,505,587
TOTAL FINANCIAL		4,685,622

INDUSTRIALS —ELECTRICAL EQUIPMENT 0.5%
Osram Licht AG(b)	1,080	50,699
Siemens AG	9,800	1,180,752
		1,231,451
REAL ESTATE—RESIDENTIAL 0.5%
Deutsche Wohnen AG	74,251	1,328,458

TECHNOLOGY—SOFTWARE 1.0%
SAP AG(a)	35,600	2,632,988
TOTAL GERMANY		12,200,757

	Number of Shares	Value
HONG KONG 3.1%
ENERGY—OIL & GAS 0.3%
CNOOC Ltd.(a)	424,000	$862,662

FINANCIAL—INVESTMENT BANKERS/BROKERS 0.2%
Hong Kong Exchanges and Clearing Ltd.(a)	39,000	625,537

HOTEL 0.5%
Wynn Macau Ltd.	348,000	1,186,787

INDUSTRIALS—DIVERSIFIED 1.1%
Hutchison Whampoa Ltd.(a)	241,000	2,891,354

REAL ESTATE 0.8%
DIVERSIFIED 0.3%
New World Development Co., Ltd.	475,000	712,877
Sun Hung Kai Properties Ltd.	400	5,425
		718,302
OFFICE 0.5%
Hongkong Land Holdings Ltd. (USD)	203,598	1,343,747
TOTAL REAL ESTATE		2,062,049

TELECOMMUNICATION SERVICES 0.2%
China Mobile Ltd.(a)	56,500	631,954
TOTAL HONG KONG		8,260,343

IRELAND 0.7%
HEALTH CARE—HEALTHCARE PRODUCTS
Covidien PLC (USD)(a)	28,700	1,748,978

ITALY 2.5%
ENERGY—OIL & GAS 0.9%
Eni S.p.A.(a)	103,400	2,371,046

GAS DISTRIBUTION 1.6%
Snam S.p.A.(a)	878,482	4,449,575
TOTAL ITALY		6,820,621

JAPAN 14.5%
AUTOMOTIVE 1.1%
Toyota Motor Corp.(a)	45,000	2,870,441

CONSUMER DISCRETIONARY—MEDIA 0.9%
CyberAgent	90,000	2,483,138

FINANCIAL 1.9%
BANKS 0.6%
Sumitomo Mitsui Trust Holdings	353,000	1,741,747

	Number of Shares	Value
DIVERSIFIED FINANCIAL SERVICES 0.9%
ORIX Corp.	140,500	$2,279,846

INSURANCE 0.4%
NKSJ Holdings(a)	46,250	1,186,187
TOTAL FINANCIAL		5,207,780

GAS DISTRIBUTION 1.3%
Tokyo Gas Co., Ltd.(a)	614,810	3,365,052

HEALTH CARE—PHARMACEUTICALS 0.6%
Astellas Pharma(a)	33,000	1,678,620

INDUSTRIALS 3.4%
COMMERCIAL SERVICES & SUPPLIES 1.3%
Secom Co., Ltd.(a)	56,100	3,504,288

ELECTRICAL EQUIPMENT 2.1%
Fanuc Ltd.(a)	20,800	3,430,164
Murata Manufacturing Co., Ltd.	29,000	2,209,777
		5,639,941
TOTAL INDUSTRIALS		9,144,229

MATERIALS—METALS & MINING 0.2%
Sumitomo Metal Mining Co., Ltd.(a)	29,000	408,912

RAILWAYS 1.3%
Central Japan Railway Co.(a)	26,700	3,417,122

REAL ESTATE—OFFICE 0.6%
Japan Prime Realty Investment Corp.	434	1,523,272

TECHNOLOGY 2.5%
ELECTRONIC EQUIPMENT & INSTRUMENTS 1.9%
Kyocera Corp.(a)	33,600	1,780,925
Sony Corp.(a)	95,500	2,038,344
TDK Corp.(a)	31,700	1,241,619
		5,060,888
OFFICE ELECTRONICS 0.6%
Canon(a)	54,900	1,748,177
TOTAL TECHNOLOGY		6,809,065

TELECOMMUNICATION SERVICES 0.7%
KDDI Corp.	36,300	1,861,254
TOTAL JAPAN		38,768,885

	Number of Shares	Value
JERSEY 0.4%
CONSUMER DISCRETIONARY—MEDIA
WPP PLC (GBP)	58,500	$1,202,762

MEXICO 1.8%
CONSUMER—NON-CYCLICAL—RETAIL 0.4%
Wal-Mart de Mexico SA de CV	410,600	1,074,690

TELECOMMUNICATION SERVICES 0.2%
America Movil SAB de CV	573,400	568,603

TOLL ROADS 1.2%
OHL Mexico SAB de CV(b)	1,250,000	3,289,851
TOTAL MEXICO		4,933,144

NETHERLANDS 0.3%
REAL ESTATE—RETAIL
Corio NV	21,088	908,503

NORWAY 0.4%
REAL ESTATE—OFFICE
Norwegian Property ASA	755,824	999,260

SINGAPORE 0.7%
TECHNOLOGY—SEMICONDUCTORS
Avago Technologies Ltd. (USD)	42,600	1,836,912

SOUTH KOREA 0.7%
TECHNOLOGY—SEMICONDUCTORS
Samsung Electronics Co., Ltd. GDR, 144A(c)	2,800	1,786,400

SPAIN 1.7%
TELECOMMUNICATION SERVICES 0.2%
Telefonica SA(a),(b)	38,500	599,495

TOLL ROADS 1.5%
Abertis Infraestructuras SA(a)	200,900	3,904,230
TOTAL SPAIN		4,503,725

SWITZERLAND 7.9%
CONSUMER—NON-CYCLICAL—FOOD 2.0%
Nestle SA(a)	76,320	5,337,801

FINANCIAL 1.6%
BANKS 0.6%
Credit Suisse Group AG	58,073	1,773,623

INSURANCE 1.0%
Zurich Insurance Group AG(a)	10,200	2,626,837

	Number of Shares	Value
TOTAL FINANCIAL		$4,400,460

HEALTH CARE—PHARMACEUTICALS 2.1%
Novartis AG(a)	73,500	5,648,532

INDUSTRIALS 1.2%
ELECTRICAL COMPONENT & EQUIPMENT 0.7%
TE Connectivity Ltd. (USD)	36,000	1,864,080

MACHINERY 0.5%
Pentair, Ltd. (USD)	18,800	1,220,872
TOTAL INDUSTRIALS		3,084,952

MATERIALS—CHEMICALS 1.0%
Syngenta AG(a)	6,600	2,695,903
TOTAL SWITZERLAND		21,167,648

UNITED KINGDOM 9.9%
CONSUMER STAPLES—BEVERAGE 0.6%
Diageo PLC	54,700	1,740,084

CONSUMER—NON-CYCLICAL—HOUSEHOLD PRODUCTS 1.3%
Reckitt Benckiser Group PLC(a)	48,300	3,534,320

ELECTRIC—REGULATED ELECTRIC 1.5%
National Grid PLC(a)	336,000	3,973,560

ENERGY 2.0%
INTEGRATED OIL & GAS 1.1%
Royal Dutch Shell PLC(a)	89,224	2,946,674

OIL & GAS EQUIPMENT & SERVICES 0.9%
Ensco PLC, Class A (USD)	43,000	2,311,250
TOTAL ENERGY		5,257,924

FINANCIAL—BANKS 1.8%
Barclays PLC	535,900	2,303,396
HSBC Holdings PLC(a)	220,166	2,385,922
		4,689,318
HEALTH CARE—PHARMACEUTICALS 1.7%
GlaxoSmithKline PLC(a)	179,200	4,518,417

INDUSTRIALS—AEROSPACE & DEFENSE 0.5%
EasyJet PLC	65,000	1,344,821

REAL ESTATE—INDUSTRIALS 0.5%
Segro PLC	288,812	1,449,430

	Number of Shares	Value
TOTAL UNITED KINGDOM		$26,507,874

UNITED STATES 50.2%
AUTOMOTIVE 1.1%
Ford Motor Co.(a),(d)	176,100	2,970,807

COMMUNICATIONS—TOWERS 0.8%
American Tower Corp.(d)	27,500	2,038,575

CONSUMER—CYCLICAL 5.1%
AIRLINES 0.5%
Alaska Air Group(d)	20,100	1,258,662

APPAREL 0.4%
Hanesbrands	19,000	1,183,890

HOME BUILDERS 1.3%
D.R. Horton(a),(d)	178,500	3,468,255

MEDIA 1.1%
The Walt Disney Co.(a),(d)	45,400	2,927,846

RESTAURANT 0.4%
Starbucks Corp.(d)	16,000	1,231,520

RETAIL 0.9%
Ross Stores(a),(d)	32,700	2,380,560

SPECIALTY RETAIL 0.5%
PetSmart(d)	17,400	1,326,924
TOTAL CONSUMER—CYCLICAL		13,777,657

CONSUMER—NON-CYCLICAL 2.0%
COSMETICS/PERSONAL CARE 0.3%
Procter & Gamble Co.(a),(d)	11,076	837,235

FOOD PRODUCTS 0.6%
Tyson Foods, Class A(a),(d)	58,400	1,651,552

RETAIL 1.1%
CVS Caremark Corp.(a),(d)	33,300	1,889,775
Wal-Mart Stores(d)	15,000	1,109,400
		2,999,175
TOTAL CONSUMER—NON-CYCLICAL		5,487,962

ELECTRIC—REGULATED ELECTRIC 0.7%
PG&E Corp.(a)	45,000	1,841,400

ENERGY 5.9%
OIL & GAS 5.0%
Anadarko Petroleum Corp.	25,100	2,334,049

	Number of Shares	Value
Chevron Corp.(a),(d)	44,430	$5,398,245
Exxon Mobil Corp.(a),(d)	50,947	4,383,480
Occidental Petroleum Corp.(a)	13,300	1,244,082
		13,359,856
OIL & GAS SERVICES 0.9%
Schlumberger Ltd.(a)	26,298	2,323,691
TOTAL ENERGY		15,683,547

FINANCIAL 8.3%
BANKS 2.3%
Bank of America Corp.(a),(d)	207,200	2,859,360
Comerica(a),(d)	24,800	974,888
Wells Fargo & Co.(a)	55,487	2,292,723
		6,126,971
CREDIT CARD 0.4%
American Express Co.(a),(d)	16,000	1,208,320

DIVERSIFIED FINANCIAL SERVICES 3.7%
Ameriprise Financial(d)	23,000	2,094,840
BlackRock	5,823	1,575,820
Citigroup(a),(d)	41,811	2,028,252
Goldman Sachs Group(d)	7,200	1,139,112
JPMorgan Chase & Co.(a),(d)	57,394	2,966,696
		9,804,720
INSURANCE 1.9%
American International Group(a),(d)	58,700	2,854,581
Prudential Financial(a),(d)	28,700	2,238,026
		5,092,607
TOTAL FINANCIAL		22,232,618

GAS DISTRIBUTION 1.2%
Sempra Energy(a),(d)	37,500	3,210,000

HEALTH CARE 3.4%
BIOTECHNOLOGY 0.3%
Amgen(a)	7,900	884,326

HEALTH CARE PROVIDERS & SERVICES 1.3%
Quest Diagnostics(d)	20,100	1,241,979
UnitedHealth Group(a)	31,400	2,248,554
		3,490,533

	Number of Shares	Value
HEALTHCARE PRODUCTS 0.9%
Thermo Fisher Scientific(a)	26,019	$2,397,651

PHARMACEUTICALS 0.9%
Pfizer(a),(d)	81,884	2,350,889
TOTAL HEALTH CARE		9,123,399

INDUSTRIALS 5.5%
AEROSPACE & DEFENSE 1.3%
General Dynamics Corp.(a),(d)	13,319	1,165,679
United Technologies Corp.(a)	21,573	2,326,001
		3,491,680
BUILDING PRODUCTS 0.5%
Eagle Materials(d)	17,600	1,276,880

DIVERSIFIED MANUFACTURING 2.8%
Deere & Co.(d)	15,000	1,220,850
General Electric Co.(a)	98,030	2,341,937
Owens Corning(a),(b)	73,100	2,776,338
WW Grainger(d)	4,400	1,151,524
		7,490,649
MACHINERY 0.4%
SPX Corp.(d)	14,064	1,190,377

TRANSPORTATION 0.5%
United Parcel Service(a),(d)	13,660	1,248,114
TOTAL INDUSTRIALS		14,697,700

MATERIALS—CHEMICALS 1.5%
Dow Chemical Co.	14,800	568,320
Eastman Chemical Co.(d)	15,200	1,184,080
Monsanto Co.(a)	22,100	2,306,577
		4,058,977
PIPELINES—PIPELINES—MLP 1.8%
EQT Midstream Partners LP	30,725	1,512,592
MarkWest Energy Partners LP	29,693	2,144,725
QEP Midstream Partners LP(b),(d)	47,949	1,085,565
		4,742,882

	Number of Shares	Value
REAL ESTATE 3.8%
DIVERSIFIED 1.2%
Forest City Enterprises, Class A(a),(b)	79,907	$1,513,439
Vornado Realty Trust(d)	18,983	1,595,711
		3,109,150
HEALTH CARE 0.2%
Emeritus Corp.(b)	35,893	665,097

HOTEL 0.3%
Strategic Hotels & Resorts Worldwide(b)	97,831	849,173

INDUSTRIALS 0.4%
First Industrial Realty Trust(d)	59,698	971,286

OFFICE 0.2%
Corporate Office Properties Trust(d)	27,348	631,739

RESIDENTIAL—MANUFACTURED HOME 0.2%
Equity Lifestyle Properties(d)	12,543	428,594

SELF STORAGE 0.6%
Sovran Self Storage(d)	20,931	1,584,058

SHOPPING CENTERS —REGIONAL MALL 0.4%
Glimcher Realty Trust	96,558	941,441

SPECIALTY 0.3%
Digital Realty Trust(d)	16,698	886,664
TOTAL REAL ESTATE		10,067,202

SHIPPING 0.6%
Teekay Corp. (Marshall Islands)	34,894	1,491,718

TECHNOLOGY 8.1%
COMPUTERS 2.6%
Apple(a)	14,450	6,889,037

COMPUTERS & PERIPHERALS 1.6%
EMC Corp.	67,000	1,712,520
NetApp	62,500	2,663,750
		4,376,270
INTERNET SERVICE PROVIDER 0.4%
Google(a),(b),(d)	1,300	1,138,683

SEMICONDUCTORS 0.9%
Broadcom Corp., Class A(d)	44,800	1,165,248

	Number of Shares	Value
Intel Corp.	49,367	$1,131,492
		2,296,740
SERVICES 0.8%
Visa, Class A(a),(d)	11,900	2,274,090

SOFTWARE 0.7%
Symantec Corp.(a),(d)	71,900	1,779,525

TELECOMMUNICATION EQUIPMENT 1.1%
Cisco Systems(a),(d)	74,200	1,737,764
Corning(a),(d)	79,206	1,155,616
		2,893,380
TOTAL TECHNOLOGY		21,647,725

TELECOMMUNICATION SERVICES 0.4%
AT&T(a),(d)	35,577	1,203,214
TOTAL UNITED STATES		134,275,383
TOTAL COMMON STOCK (Identified cost—$248,825,701)		295,791,250

CLOSED-END FUNDS—UNITED STATES 4.6%
COVERED CALL 1.1%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	52,320	683,822
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(a),(d)	238,395	2,236,145
		2,919,967
EQUITY TAX—ADVANTAGED 2.3%
Eaton Vance Tax-Advantaged Dividend Income Fund(d)	47,736	859,726
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund(d)	28,400	640,988
Gabelli Dividend & Income Trust(a),(d)	169,092	3,361,549
John Hancock Tax-Advantaged Dividend Income Fund	79,358	1,380,829
		6,243,092
MULTI-SECTOR 1.2%
PIMCO Dynamic Income Fund(d)	14,509	416,263
PIMCO Income Opportunity Fund(a)	101,092	2,779,019
		3,195,282
SENIOR LOAN 0.0%
Nuveen Credit Strategies Income Fund(d)	2	19

	Number of Shares	Value
TOTAL CLOSED-END FUNDS (Identified cost—$12,509,429)		$12,358,360

PREFERRED SECURITIES—$25 PAR VALUE 2.0%
NETHERLANDS 0.5%
INSURANCE—MULTI-LINE—FOREIGN
ING Groep N.V., 8.50% (USD)(a)	50,000	1,274,500

UNITED KINGDOM 0.4%
BANKS—FOREIGN
National Westminster Bank PLC, 7.76%, Series C (USD)(a)	40,000	1,002,400

UNITED STATES 1.1%
BANKS 0.5%
Countrywide Capital V, 7.00%, due 11/1/36(a)	50,000	1,261,000

INTEGRATED TELECOMMUNICATIONS SERVICES 0.4%
Qwest Corp., 6.125%, due 6/1/53(a)	53,854	1,139,551

REAL ESTATE—DIVERSIFIED 0.2%
Colony Financial, 8.50%, Series A(a)	28,000	711,200

TOTAL UNITED STATES		3,111,751
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$5,437,692)		5,388,651

PREFERRED SECURITIES—CAPITAL SECURITIES 3.9%
BELGIUM 0.4%
BANKS—FOREIGN
KBC Bank NV, 8.00%, due 1/25/23 (USD)	1,000,000	1,020,000

FRANCE 1.1%
BANKS—FOREIGN 0.5%
Credit Agricole SA, 8.125%, due 9/19/33, 144A (USD)(c)	1,500,000	1,494,375

INSURANCE—LIFE/HEALTH INSURANCE 0.6%
La Mondiale Vie, 7.625% (USD)	1,500,000	1,543,125
TOTAL FRANCE		3,037,500

GERMANY 0.6%
BANKS—FOREIGN
Commerzbank AG, 8.125%, due 9/19/23, 144A (USD)(c)	1,600,000	1,636,000

IRELAND 0.2%
BANKS—FOREIGN
Bank of Ireland, 10.00%, due 7/30/16, Series EMTN	300,000	429,273

	Number of Shares	Value
SPAIN 0.4%
BANKS—FOREIGN
Banco Bilbao Vizcaya Argentaria SA, 9.00% (USD)(e)	1,000,000	$991,875

SWITZERLAND 0.5%
INSURANCE—REINSURANCE—FOREIGN
Aquarius + Investments PLC, 8.25% (USD)	1,310,000	1,404,975

UNITED STATES 0.7%
INTEGRATED TELECOMMUNICATIONS SERVICES
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman)(a),(c)	1,500	1,853,437
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$10,069,754)		10,373,060

	Principal Amount
CORPORATE BOND —UNITED STATES 0.6%
INSURANCE—PROPERTY CASUALTY
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(c)	$1,500,000	1,580,930
TOTAL CORPORATE BONDS (Identified cost—$1,342,529)		1,580,930

	Number of Contracts
PURCHASED CALL OPTIONS—UNITED STATES 0.1%
S&P 500 Index, USD Strike Price 1,700, 10/19/13	176	227,040
TOTAL PURCHASED CALL OPTIONS (Identified cost—$166,848)		227,040

Number of Rights
RIGHTS 0.1%
HONG KONG 0.0%
REAL ESTATE—HOTEL
New World Development - Share Stapled Units(b),(e),(f)	9,788	0

	Number of Rights	Value
SPAIN 0.1%
TOLL ROADS
Abertis Infraestructuras SA(b)	200,900	$195,415

UNITED KINGDOM 0.0%
FINANCIAL
Barclays PLC(b)	133,975	175,141
TOTAL RIGHTS (Identified cost—$169,270)		370,556

		Number of Shares
SHORT-TERM INVESTMENTS 3.0%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(g)		4,000,013	4,000,013
Federated Government Obligations Fund, 0.01%(g)		4,000,012	4,000,012
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$8,000,025)			8,000,025

TOTAL INVESTMENTS (Identified cost—$286,521,248)	124.9%		334,089,872
WRITTEN CALL OPTIONS	(0.4)		(973,483)
LIABILITIES IN EXCESS OF OTHER ASSETS	(24.5)		(65,686,992)
NET ASSETS (Equivalent to $11.61 per share based on 23,032,573 shares of common stock outstanding)	100.0%		$267,429,397

	Number of Contracts
WRITTEN CALL OPTIONS (0.4)%
GERMANY 0.0%
Euro Stoxx 50 Index, EUR Strike Price 2,950, 10/18/13	200	$(44,373)

UNITED STATES (0.4)%
S&P 500 Index, USD Strike Price 1,700, 10/19/13	176	(227,040)
S&P 500 Index, USD Strike Price 1,710, 10/19/13	356	(320,400)
S&P 500 Index, USD Strike Price 1,715, 10/19/13	89	(58,740)
S&P 500 Index, USD Strike Price 1,715, 10/25/13	96	(83,520)

	Number of Contracts	Value
S&P 500 Index, USD Strike Price 1,720, 10/19/13	356	$(199,360)
S&P 500 Index, USD Strike Price 1,725, 10/19/13	89	(40,050)
TOTAL UNITED STATES		(929,110)
TOTAL WRITTEN CALL OPTIONS (Premiums received—$2,181,519)		$(973,483)

Glossary of Portfolio Abbreviations

EUR	Euro Currency
GBP	Great British Pound
GDR	Global Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)         All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $138,783,375 in aggregate has been pledged as collateral.

(b)         Non-income producing security.

(c)          Resale is restricted to qualified institutional investors. Aggregate holdings equal 3.1% of the net assets of the Fund, of which 0.0% are illiquid.

(d)         All or a portion of the security is pledged as collateral in connection with written option contracts. $42,801,884 in aggregate has been pledged as collateral.

(e)          Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.4% of the net assets of the Fund.

(f)           Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(g)          Rate quoted represents the seven-day yield of the Fund.

Sector Summary	% of Managed Assets
Financial (Common)	14.3
Technology (Common)	10.2
Industrials (Common)	9.6
Energy (Common)	7.9
Real Estate (Common)	7.1
Health Care (Common)	6.7
Consumer—Non-Cyclical (Common)	4.6
Consumer—Cyclical (Common)	4.4
Closed-End Funds	3.7
Other	3.4
Materials (Common)	3.3
Gas Distribution (Common)	3.3
Automotive (Common)	2.4
Toll Roads (Common)	2.1
Banks—Foreign (Preferred)	1.9
Consumer Staples (Common)	1.9
Telecommunication Services (Common)	1.8
Electric (Common)	1.7
Pipelines (Common)	1.4
Insurance (Preferred)	1.3
Consumer Discretionary (Common)	1.1
Airports (Common)	1.0
Railways (Common)	1.0
Integrated Telecommunications Services (Preferred)	0.9
Communications (Common)	0.6
Insurance (Corporate Bonds)	0.5
Shipping (Common)	0.4
Banks (Preferred)	0.4
Transport (Common)	0.4
Hotel (Common)	0.3
Real Estate (Preferred)	0.2
Toll Roads (Rights)	0.1
Financial (Rights)	0.1
100.0

Cohen & Steers Global Income Builder, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

assigned level within the disclosure hierarchy.  As of September 30, 2013, there were $99,313,543 of securities transferred between Level 1 and Level 2, which resulted from the Fund not utilizing foreign equity fair value pricing procedures as of September 30, 2013.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)(a)
Common Stock	$295,791,250	$295,791,250	$—	$—
Closed-End Funds	12,358,360	12,358,360	—	—
Preferred Securities - $25 Par Value	5,388,651	5,388,651	—	—
Preferred Securities - Capital Securities - Belgium	1,020,000	—	—	1,020,000	(b)
Preferred Securities - Capital Securities - France	3,037,500	—	1,494,375	1,543,125	(b)
Preferred Securities - Capital Securities - Spain	991,875	—	—	991,875	(b)
Preferred Securities - Capital Securities - Other Countries	5,323,685	—	5,323,685	—
Corporate Bonds	1,580,930	—	1,580,930	—
Purchased Call Options	227,040	227,040	—	—
Rights-Hong Kong	—	—	—	—	(c)
Rights-Other Countries	370,556	370,556	—	—
Money Market Funds	8,000,025	—	8,000,025	—
Total Investments(d)	$334,089,872	$314,135,857	$16,399,015	$3,555,000
Written Call Options	$(973,483)	$(973,483)	$—	$—
Total Depreciation in Other Financial Instruments(d)	$(973,483)	$(973,483)	$—	$—

(a)  Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on significant unobservable inputs. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b) Valued utilizing independent broker quotes.

(c) New World Development - Share Stapled Units were acquired via a rights distribution and have been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(d) Portfolio holdings are disclosed individually on the Schedule of Investments.

Cohen & Steers Global Income Builder, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities - Capital Securities - Belgium	Preferred Securities - Capital Securities - France	Preferred Securities - Capital Securities - Spain
Balance as of December 31, 2012	$—	$—	$	$—
Purchases	3,561,225	1,020,000	1,528,850	1,012,375
Amortization	(2,811)	(382)	(1,727)	(702)
Change in unrealized appreciation/(depreciation)	(3,414)	382	16,002	(19,798)
Balance as of September 30, 2013	$3,555,000	$1,020,000	$1,543,125	$991,875

The change in unrealized appreciation/(depreciation) attributable to securities owned on September 30, 2013 which were valued using significant unobservable inputs (Level 3) amounted to $(3,414).

Note 2.   Derivative Instruments

Options:  The Fund writes call options on an index and may write put options on an index and put and covered call options on securities with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

The Fund may purchase call or put options. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Transactions in written options during the nine months ended September 30, 2013 were as follows:

	Number
	of Contracts	Premium
Options outstanding at December 31, 2012	948	$1,671,468
Options written	15,832	21,081,207
Options expired	(1,464)	(1,854,118)
Options terminated in closing transactions	(9,154)	(12,277,230)
Options exercised	(4,800)	(6,439,808)
Options outstanding at September 30, 2013	1,362	$2,181,519

Note 3.   Income Tax Information

As of September 30, 2013, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$286,521,248
Gross unrealized appreciation	$55,401,543
Gross unrealized depreciation	(7,832,919)
Net unrealized appreciation	$47,568,624

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 26, 2013